UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		May 13, 2005
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		32

Form 13F Information Table Value Total:		251,210 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER				TITLE OF	   CUSIP		VALUE		SHARES	   INV   OTHER	VOTING AUTH
						CLASS					X1000				   DISC  MGR	SOLE

AMERICAN DENTAL PARTNERS               COMMON      25353103         32,745   1,472,947  N    SOLE          1,472,947
AUTOZONE INC                           COMMON      53332102          5,082      59,300  N    SOLE             59,300
BIG 5 SPORTING GOODS CORP              COMMON      08915P101           605      24,490  N    SOLE             24,490
BRIGGS & STRATTON CORP W/R             COMMON     109043109          2,669      73,300  N    SOLE             73,300
BARNES & NOBLE INC                     COMMON      67774109          2,221      64,400  N    SOLE             64,400
BRISTOL WEST HOLDINGS INC              COMMON     11037M105         39,238   2,531,500  N    SOLE          2,531,500
CONCORDE CAREER COLLEGES I             COMMON     20651H201          6,487     381,600  N    SOLE            381,600
CARMIKE CINEMAS INC                    COMMON     143436400         12,808     343,563  N    SOLE            343,563
COMPASS MINERALS INTL INC              COMMON     20451N101          3,141     123,400  N    SOLE            123,400
CSG SYSTEMS INTL INC                   COMMON     126349109          1,878     115,316  N    SOLE            115,316
CENTENNIAL CELLULAR CORP               COMMON     15133V208          3,929     362,103  N    SOLE            362,103
DRESS BARN INC                         COMMON     261570105          1,231      67,567  N    SOLE             67,567
DATAMIRROR CORP                        COMMON     237926100         11,099   1,370,297  N    SOLE          1,370,297
ELECTRONICS BOUTIQUE HLDGS             COMMON     286045109          2,362      54,970  N    SOLE             54,970
ENERSYS COM                            COMMON     29275Y102          1,755     134,000  N    SOLE            134,000
GEVITY HR INC                          COMMON     374393106          1,233      64,508  N    SOLE             64,508
HEWITT ASSOCS INC                      COMMON     42822Q100          3,205     120,500  N    SOLE            120,500
H & R BLOCK  INC                       COMMON      93671105          4,411      87,200  N    SOLE             87,200
WORLD FUEL SERVICES CORP               COMMON     981475106          3,367     106,900  N    SOLE            106,900
HARLAND JOHN H CO                      COMMON     412693103          1,282      37,300  N    SOLE             37,300
LEAR SEATING CORP                      COMMON     521865105          5,239     118,100  N    SOLE            118,100
NCO GROUP INC                          COMMON     628858102          6,312     322,868  N    SOLE            322,868
NCI BUILDING SYSTEMS INC               COMMON     628852105            363       9,400  N    SOLE              9,400
OPINION RESEARCH CORP                  COMMON     683755102            965     137,635  N    SOLE            137,635
PROQUEST COMPANY                       COMMON     74346P102         37,820   1,046,210  N    SOLE          1,046,210
PANTRY INC DEL                         COMMON     698657103         12,700     410,077  N    SOLE            410,077
REGAL ENTERTAINMENT GROUP              COMMON     758766109         10,328     491,100  N    SOLE            491,100
REGIS CORPORATION                      COMMON     758932107         13,994     341,900  N    SOLE            341,900
STEWART ENTERPRISES INC-CL             COMMON     860370105          3,122     507,715  N    SOLE            507,715
INTRADO INC                            COMMON     46117A100         10,376     843,586  N    SOLE            843,586
WEBEX COMMUNICATIONS INC               COMMON     94767L109          3,030     140,328  N    SOLE            140,328
WHIRLPOOL CORP                         COMMON     963320106          6,211      91,700  N    SOLE             91,700





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